UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer		Shares	Value

Common stocks 39.41%			$222,014,504
(Cost $231,732,341)

Electric Utilities 3.86%			21,742,543
Duke Energy Corp.		500,000	8,790,000
Progress Energy, Inc.		303,500	12,841,085
Progress Energy, Inc. CVO (B)(I)		337,750	111,458

Industrial Conglomerates 0.65%			3,677,700
General Electric Co.		130,000	3,677,700

Integrated Telecommunication Services 2.40%			13,515,378
AT&T, Inc.		300,000	9,243,000
FairPoint Communications, Inc.		2,504	17,378
Verizon Communications, Inc.		125,000	4,255,000

Multi-Utilities 32.50%			183,078,883
Alliant Energy Corp.		470,000	15,148,100
Ameren Corp.		165,400	6,796,286
CH Energy Group, Inc.		619,750	22,465,937
Consolidated Edison, Inc.		120,000	4,764,000
Dominion Resources, Inc.		200,000	8,836,000
DTE Energy Co.		440,000	18,031,200
Energy East Corp.		720,000	17,992,800
Integrys Energy Group, Inc.		270,000	13,786,200
NiSource, Inc.		490,000	8,369,200
NSTAR		715,000	22,779,900
OGE Energy Corp.		255,000	8,343,600
PNM Resources, Inc.		500,000	5,855,000
TECO Energy, Inc.		560,000	10,388,000
Vectren Corp.		129,300	3,775,560
Xcel Energy, Inc.		785,000	15,747,100

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 102.53%			$577,588,255
(Cost $667,789,512)

Agricultural Products 3.61%			20,364,703
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BBB-	224,250	20,364,703

Broadcasting & Cable TV 0.17%			973,087
Comcast Corp., 7.00%,	BBB+	42,530	973,087

Consumer Finance 2.81%			15,842,980
HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	35,600	695,980
SLM Corp,. 6.97%, Ser A	BB	445,500	15,147,000

Diversified Banks 10.30%			57,995,353
Bank of America Corp., 8.20%	A1	35,000	848,750
Bank of America Corp., 6.625%	A+	360,000	7,614,000
Bank of America Corp., 6.204%, Depositary Shares, Ser D	A+	960,000	18,768,000
HSBC Holdings PLC, 6.20%, Ser A	A	25,000	515,000
HSBC USA, Inc., 2.8575% (G)	AA-	494,950	18,405,953
Wachovia Corp., 8.00%	A-	617,500	11,843,650

John Hancock Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Diversified Financial Services 8.89%			$50,067,014
Citigroup Capital VII, 7.125%	A	30,000	625,200
Citigroup, Inc., 8.50%, Depositary Shares, Ser F	A	200,000	4,302,000
Citigroup, Inc., 8.125%, Depositary Shares, Ser AA	A	605,550	12,444,052
DB Capital Trust II, 6.55%	A+	45,275	933,118
JPMorgan Chase & Co., 6.15%, Ser E	A	207,600	8,729,580
JPMorgan Chase & Co., 5.72%, Ser F	A	328,760	12,788,764
JPMorgan Chase & Co., 5.49%, Ser G	A	278,000	10,244,300

Electric Utilities 36.03%			202,951,470
Alabama Power Co., 5.20%	BBB+	1,213,875	24,702,356
Carolina Power & Light Co., 5.44%	BBB-	11,382	977,074
Carolina Power & Light Co., 4.20%	Baa2	41,151	3,113,332
Central Illinois Light Co., 4.64%	Ba1	7,460	647,855
Central Maine Power Co., 4.75% (G)	Baa2	11,015	881,200
Connecticut Light & Power Co., 3.90%, Ser 1949	Baa3	27,255	963,295
Duquesne Light Co., 6.50%	BB	519,900	19,853,681
Entergy Arkansas, Inc., 6.45%	BB+	350,000	8,662,500
Entergy Mississippi, Inc., 6.25%	BB+	667,000	17,216,937
FPC Capital I, 7.10%, Ser A	BBB-	242,500	5,769,075
Georgia Power Co., 6.00%, Ser R	A	90,000	2,227,500
Great Plains Energy, Inc., 4.50%	BB+	12,510	1,032,075
HECO Capital Trust III, 6.50%	BB+	173,100	4,197,675
Interstate Power & Light Co., 8.375%, Ser B	Baa2	132,800	3,614,657
Interstate Power & Light Co., 7.10%, Ser C	BBB-	176,600	4,443,256
NSTAR Electric Co., 4.78%	A-	112,280	9,309,246
NSTAR Electric Co., 4.25%	A-	122,309	9,417,793
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	1,000,000	23,875,000
PPL Electric Utilities Corp., 4.60%	BBB	3,917	375,053
PPL Electric Utilities Corp., 4.40%	BBB	29,780	2,360,065
PPL Energy Supply, LLC, 7.00%	BBB	272,500	6,880,625
Public Service Electric & Gas Co., 4.30%, Ser C	BB+	8,280	600,300
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	53,677	3,977,466
Southern California Edison Co., 6.125%	BBB-	195,000	19,061,250
Southern California Edison Co., 6.00%, Ser C	BBB-	80,000	7,772,504
Union Electric Co., 3.70%	BB	12,262	813,508
Virginia Electric & Power Co., 7.05%	BBB	30,200	3,089,838
Virginia Electric & Power Co., 6.98%	BBB	45,500	4,575,594
Westar Energy, Inc., 6.10%	BBB	333,700	7,461,532
Wisconsin Public Service Corp., 6.76%	BBB+	49,478	5,079,228

Gas Utilities 1.19%			6,714,697
Southern Union Co., 7.55%, Ser A	BB	197,200	4,977,328
Southwest Gas Capital II, 7.70%	BB	72,300	1,737,369

Investment Banking & Brokerage 8.99%			50,650,920
Goldman Sachs Group, Inc., 6.20%, Ser B	A	129,500	2,832,165
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	BBB+	287,000	7,017,150
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	BBB+	546,100	12,860,655
Merrill Lynch & Co., Inc., 8.63%, Ser MER	BBB+	310,000	6,370,500
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares, Ser 3	BBB+	1,160,000	20,149,200
Morgan Stanley Capital Trust III, 6.25%	A-	75,000	1,421,250

Life & Health Insurance 4.37%			24,591,000
MetLife, Inc., 6.50%, Ser B	BBB	1,050,000	21,672,000

John Hancock Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2008 (Unaudited)

		Credit
Issuer, description		rating (A)	Shares	Value
Life & Health Insurance (continued)
Prudential PLC, 6.75%		A-	139,000	$2,919,000

Movies & Entertainment 0.70%				3,929,870
Viacom, Inc., 6.85%		BBB	181,100	3,929,870

Multi-Utilities 13.00%				73,242,769
Baltimore Gas & Electric Co., 6.99%, Ser 1995		Ba1	134,000	13,839,694
Baltimore Gas & Electric Co., 6.70%, Ser 1993		BBB-	20,250	2,087,649
BGE Capital Trust II, 6.20%		BBB-	615,300	13,075,125
Public Service Electric & Gas Co., 6.92%		BB+	131,425	14,222,656
SEMPRA Energy Corp., 4.75%, Ser 53		BBB+	12,610	1,065,545
SEMPRA Energy Corp., 4.36%		BBB+	38,500	2,906,750
South Carolina Electric & Gas Co., 6.52%		Baa2	220,000	21,869,386
Xcel Energy, Inc., 4.16%, Ser E		BBB-	9,410	766,915
Xcel Energy, Inc., 4.11%, Ser D		BBB-	33,691	2,703,029
Xcel Energy, Inc., 4.08%, Ser B		BBB-	8,610	706,020

Oil & Gas Exploration & Production 6.65%				37,480,161
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	236,649	19,730,611
Nexen, Inc., 7.35%		BB+	755,300	17,749,550

Specialized Finance 1.02%				5,736,780
CIT Group, Inc., 6.35%, Ser A		BBB-	439,600	5,736,780

Thrifts & Mortgage Finance 1.44%				8,096,400
Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C		BB+	449,800	8,096,400

Trucking 1.45%				8,190,000
AMERCO, 8.50%, Ser A		B	390,000	8,190,000

U.S. Government Agency 0.64%				3,610,255
Federal Home Loan Mortgage Corp., 8.375%, Ser Z		AA-	55,000	932,250
Federal National Mortgage Assn., 8.25%		AA-	159,500	2,678,005

Wireless Telecommunication Services 1.27%				7,150,796
Telephone & Data Systems, Inc., 6.63%		BBB-	240,400	4,396,916
United States Cellular Corp,. 7.50%		BBB-	129,900	2,753,880

	Interest		Par value
Issuer, description	rate		(000)	Value
Short-term investments 4.19%				$23,594,584
(Cost $23,596,000)

Finance 4.19%				23,594,584
Chevron Funding Corp., 08/01/08	1.95%		23,596	23,594,584

Total investments (Cost $923,117,853)† 146.13%				$823,197,343

Other assets and liabilities, net (46.13%)				($259,873,908)

Total net assets 100.00%				$563,323,435

The percentage shown for each investment category is the total value of that category as a percentage of the Fund’s net assets.

CVO Contingent Value Obligation

John Hancock Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2008 (Unaudited)

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $111,458 or 0.02% of the net assets applicable to common shareholders as of July 31, 2008.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,364,703 or 3.62% of the net assets applicable to common shareholders as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $926,259,880. Net unrealized depreciation aggregated $103,062,537, of which $17,056,806 related to appreciated investment securities and $120,119,343 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q3 7/08
9/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 19, 2008